Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net deferred tax assets
Deferred tax assets	SFr 305	SFr 3,707
Net operating loss carry-forwards	9,435	7,120
Net operating loss carry-forwards, after allocation of valuation allowances	141	881
Temporary differences	164	2,826
Deferred tax liabilities	1,378	754
Deferred Tax Assets (Liabilities), Net	(1,073)	2,953
Net deferred tax assets change	(4,026)
Accumulated undistributed earnings from foreign subsidiaries	18,200
Deferred Tax Liabilities, Related to Accumulated Undistributed Earnings	0
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	14
Bank
Net deferred tax assets
Deferred tax assets	259	3,666
Net operating loss carry-forwards	7,720	6,382
Net operating loss carry-forwards, after allocation of valuation allowances	138	877
Temporary differences	121	2,789
Deferred tax liabilities	670	122
Deferred Tax Assets (Liabilities), Net	(411)	SFr 3,544
Net deferred tax assets change	(3,955)
Accumulated undistributed earnings from foreign subsidiaries	17,800
Deferred Tax Liabilities, Related to Accumulated Undistributed Earnings	0
Bank | Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Bank | Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 14